Investment Securities - Rollforward Of The Cumulative OTTI Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Rollforward of the cumulative OTTI losses
Beginning balance	$ 818	$ 818
Less: Realized OTTI on securities sold	0	0
Add: Loss where impairment was not previously recognized	0	0
Add: Loss where impairment was previously recognized	0	0
Ending balance	$ 818	$ 818